Discontinued Operations	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

On February 8, 2016, the Company completed the sale of assets related to the Company’s rewards business, including the Viggle App, in accordance with the Perk Agreement entered into on December 13, 2015. Management entered into this binding sales agreement following a strategic decision to divest the operations related to the Viggle App and place greater focus on its remaining businesses. The Company has classified the Viggle assets, liabilities and operations as discontinued operations in the accompanying Consolidated Financial Statements for all periods presented. In accordance with ASC No. 205, Presentation of Financial Statements, the inter-segment revenues and expenses related to services provided by Choose Digital to the Viggle rewards business (discontinued operations) are presented at cost in the Consolidated Statements of Operations.

On December 13, 2015, the Parent entered into the Perk Agreement. Perk’s shares are currently traded on the Toronto Stock Exchange. On February 8, 2016, pursuant to the Perk Agreement, the Company completed the sale of the assets related to the Company’s rewards business, including Viggle’s application, to Perk. The total consideration received net of transaction fees was approximately $5,110, and consisted of the following:

•	1,370,000 shares of Perk common stock, a portion of which was placed in escrow to satisfy any potential indemnification claims;

•	2,000,000 shares of Perk common stock if Perk’s total revenues exceed USD $130,000 for the year ended December 31, 2016 or December 31, 2017;

•
a warrant entitling the Company to purchase 1,000,000 shares of Perk common stock at a strike price of CDN $6.25 per share in the event the volume weighted average price (“VWAP”) of shares of Perk common stock is greater than or equal to CDN $12.50 for 20 consecutive trading days in the two year period following the closing of the transaction;

•
a warrant entitling the Company to purchase 1,000,000 shares of Perk common stock at a strike price of CDN $6.25 per share in the event that the VWAP of Perk common stock is greater than or equal to CDN $18.75 for 20 consecutive trading days in the two year period following the closing of the transaction, and

•	Perk assumed certain liabilities of the Company, consisting of the Viggle points liability.
At the time the Company entered into the Perk Agreement, Perk provided the Company with a $1,000 secured line of credit, which the Company fully drew down. The Company had the option of repaying amounts outstanding under that line of credit by reducing the number of Initial Perk Shares by130,000. The Company exercised this option and received 1,370,000 shares of Perk common stock at closing, and the amounts outstanding under the Line of Credit were deemed paid in full.

At the closing, 37.5% (562,600) of the Initial Perk Shares were issued and delivered to an escrow agent to be used exclusively for the purpose of securing the Company's indemnification obligations under the Perk Agreement.

Additionally, after the closing, the Company delivered 357,032 of the Initial Perk Shares to Gracenote, Inc. and Tribune Media Services, Inc., former providers of technology services of the Company, as per the Settlement and Transfer Agreement dated February 5, 2016, to satisfy an obligation. The Company recognized a gain of $593 in the Consolidated Statements of Operations for the year ended June 30, 2016.

On September 30, 2016, the Company sold to Perk the remaining shares (1,013,068) of Perk common stock, the warrants for additional shares, and the right to the Earn-Out Shares received from Perk on the sale of the Viggle rewards business on February 8, 2016. The Company received $1,300 from Perk as consideration therefor. The execution of the Securities Purchase Agreement and closing were simultaneous. The escrowed shares were released as part of this transaction.

The Company recognized a gain of $1,060 on this transaction, net of transaction fees associated with the sale of the Viggle rewards business.

Results of operations classified as discontinued operations:

	Three Months Ended September 30,
	2016	2015
Revenues	$—	$4,130
Cost of watchpoints and engagement points	—	(2,022)
Selling, general and administrative expenses	(36)	(7,866)
Loss before income taxes	(36)	(5,758)

Income taxes (see Note 13, Income Taxes)	—	(22)
Net loss	$(36)	$(5,780)

Current assets and non-current assets used in discontinued operations:

	September 30, 2016	June 30, 2016
Current assets:
Accounts receivable, net	$20	$39
Prepaid expenses	—	—
Current assets of discontinued operations	$20	$39

Non-current assets:
Property and equipment, net	$—	$—
Intangible assets, net	—	—
Goodwill	—	—
Other assets	—	—
Non-current assets of discontinued operations	$—	$—

Current liabilities and non-current liabilities used in discontinued operations:

	September 30, 2016	June 30, 2016
Current liabilities:
Accounts payable and accrued expenses	$2,609	$2,634
Reward points payable		—
Current portion of loan payable	221	217
Current liabilities of discontinued operations	$2,830	$2,851

Non-current liabilities:
Other long-term liabilities	$—	$—
Non-current liabilities of discontinued operations	$—	$—

Discontinued Operations

On February 8, 2016, the Company completed the sale of assets related to the Company’s rewards business, including the Viggle App, in accordance with the Perk Agreement entered into on December 13, 2015. Management entered into this binding sales agreement following a strategic decision to divest the operations related to the Viggle App and place greater focus on its remaining businesses. The Company has classified the Viggle assets, liabilities and operations as discontinued operations in the accompanying Consolidated Financial Statements for all periods presented. In accordance with ASC No. 205, Presentation of Financial Statements, the inter-segment revenues and expenses related to services provided by Choose Digital to the Viggle rewards business (discontinued operations) are presented at cost in the Consolidated Statements of Operations.

On December 13, 2015, the Company entered into the Perk Agreement. Perk’s shares are currently traded on the Toronto Stock Exchange. On February 8, 2016, pursuant to the Perk Agreement, the Company completed the sale of the assets related to the Company’s rewards business, including the Viggle App, to Perk. The total consideration received, net of transaction fees, was approximately $5,110, and consisted of the following:

•	1,370,000 shares of Perk common stock, a portion of which was placed in escrow to satisfy any potential indemnification claims;

•	2,000,000 shares of Perk common stock if Perk’s total revenues exceed USD $130,000 for the year ended December 31, 2016 or December 31, 2017;

•
a warrant entitling the Company to purchase 1,000,000 shares of Perk common stock at a strike price of CDN $6.25 per share in the event the volume weighted average price (“VWAP”) of shares of Perk common stock is greater than or equal to CDN $12.50 for 20 consecutive trading days in the two year period following the closing of the transaction;

•
a warrant entitling the Company to purchase 1,000,000 shares of Perk common stock at a strike price of CDN $6.25 per share in the event the volume weighted average price (“VWAP”) of shares of Perk common stock is greater than or equal to CDN $18.75 for 20 consecutive trading days in the two year period following the closing of the transaction;

•	Perk assumed certain liabilities of the Company, consisting of the Viggle points liability.

At the time the Company entered into the Perk Agreement, Perk provided the Company with a $1,000 secured line of credit, which the Company fully drew down. The Company had the option of repaying amounts outstanding under that line of credit by reducing the number of Initial Perk Shares by 130,000. The Company exercised this option and received 1,370,000 shares of Perk common stock at closing, and the amounts outstanding under the Line of Credit were deemed paid in full.

Escrow

At the closing, 37.5% (562,600) of the Initial Perk Shares were issued and delivered to an escrow agent to be used exclusively for the purpose of securing the Company's indemnification obligations under the Perk Agreement.

On September 30, 2016, the Company sold to Perk the remaining shares (1,013,068) of Perk common stock, the warrants for additional shares, and the right to the Earn-Out Shares received from Perk on the sale of the Viggle rewards business on February 8, 2016. The Company received $1,300 from Perk as consideration therefor. The execution of the Securities Purchase Agreement and closing were simultaneous. The escrowed shares were released as part of this transaction.

The Company recognized a gain of $1,060 on this transaction, net of transaction fees.

Additionally, after the closing, the Company delivered 357,032 of the Initial Perk Shares to Gracenote, Inc. and Tribune Media Services, Inc., former providers of technology services of the Company, as per the Settlement and Transfer Agreement dated February 5, 2016, to satisfy an obligation. The Company recognized a gain of $593 in the consolidated statements of operations for the year ended June 30, 2016.

Results of operations classified as discontinued operations:

	Year Ended June 30,
In thousands of U.S. dollars	2016	2015

Revenues	$5,321	$19,852
Cost of watch points and engagement points	(3,416)	(9,574)
Selling, general and administrative expenses	(12,553)	(43,203)
Operating loss	(10,648)	(32,925)

Other expense:
Other income, net	4,169	—
Total other expense, net	4,169	—

Net loss before provision for income taxes	(6,479)	(32,925)

Income tax expense	(43)	(87)

Net loss from discontinued operations, net of tax	$(6,522)	$(33,012)

Cash flows used in discontinued operations:

	Year Ended June 30,
In thousands of U.S. dollars	2016	2015
Net cash used in operating activities	$(15,998)	$(17,984)
Net cash used in investing activities	—	(843)
Net cash used in discontinued operations	$(15,998)	$(18,827)

Current assets and Non-current assets used in discontinued operations:

In thousands of U.S. dollars	June 30, 2016	June 30, 2015

Current assets:
Accounts receivable, net	$39	$3,281
Prepaid expenses	—	150
Current assets of discontinued operations	$39	$3,431

Non-current assets:
Property and equipment, net	$—	$114
Intangible assets, net	—	2,630
Goodwill	—	11,111
Other assets	—	40
Non-current assets of discontinued operations	$—	$13,895

Current liabilities and Non-current liabilities used in discontinued operations:

In thousands of U.S. dollars	June 30, 2016	June 30, 2015

Current liabilities:
Accounts payable and accrued expenses	$2,634	$4,249
Reward points payable	—	9,029
Current portion of loan payable	217	—
Current liabilities of discontinued operations	$2,851	$13,278

Non-current liabilities:
Other long-term liabilities	$—	$538
Non-current liabilities of discontinued operations	$—	$538